FMI International Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 95.0% (a)
COMMON STOCKS - 84.4% (a)
COMMERCIAL SERVICES SECTOR - 8.0%
	Advertising/Marketing Services - 2.2%
5,975,000	WPP PLC (Jersey) (b)	$80,769,138
	Miscellaneous Commercial Services - 5.8%
2,360,000	Bureau Veritas S.A. (France) (b)	74,725,693
1,265,000	DKSH Holding AG (Switzerland) (b)	96,909,462
595,000	Secom Co. Ltd. (Japan) (b)	45,351,248
		216,986,403
COMMUNICATIONS SECTOR - 1.7%
	Wireless Telecommunications - 1.7%
1,625,000	Millicom International Cellular S.A. (Luxembourg) *	64,301,250
CONSUMER DURABLES SECTOR – 5.7%
	Electronics/Appliances - 4.3%
1,640,000	Sony Group Corp. (Japan) (b)	159,026,312
	Home Furnishings - 1.4%
4,500,000	Howden Joinery Group PLC (Britain) (b)	50,890,268
CONSUMER NON-DURABLES SECTOR - 6.3%
	Household/Personal Care - 6.3%
1,240,000	Henkel AG & Co. KGaA (Germany) (b)	114,190,401
2,050,000	Unilever PLC (Britain) (b)	119,788,696
		233,979,097
CONSUMER SERVICES SECTOR - 8.0%
	Media Conglomerates - 2.4%
2,675,000	Vivendi (France) (b)	89,877,478
	Movies/Entertainment - 2.8%
19,500,000	Bolloré (France) (b)	104,604,858
	Other Consumer Services - 2.8%
48,000	Booking Holdings Inc. (United States) *	105,028,320
DISTRIBUTION SERVICES SECTOR - 6.2%
	Wholesale Distributors - 6.2%
1,410,000	Ferguson PLC (Jersey) (b)	196,169,168
1,700,000	Rexel S.A. (France) (b)	35,594,787
		231,763,955
ELECTRONIC TECHNOLOGY SECTOR - 4.3%
	Aerospace & Defense - 2.9%
770,000	Safran S.A. (France) (b)	106,862,617
	Electronic Equipment/Instruments - 1.4%
3,515,000	Yokogawa Electric Corp. (Japan) (b)	52,568,423
FINANCE SECTOR - 7.3%
	Major Banks - 4.2%
3,300,000	DBS Group Holdings Ltd. (Singapore) (b)	73,416,121
129,200,000	Lloyds Banking Group PLC (Britain) (b)	83,573,854
		156,989,975
	Multi-Line Insurance - 0.9%
900,000	Arch Capital Group Ltd. (Bermuda) *	35,046,000
	Property/Casualty Insurance - 2.2%
510,000	Chubb Ltd. (Switzerland)	81,059,400
HEALTH SERVICES SECTOR - 3.0%
	Medical/Nursing Services - 3.0%
1,350,000	Fresenius Medical Care AG & Co. KGaA (Germany) (b)	112,179,690

HEALTH TECHNOLOGY SECTOR - 7.8%
	Medical Specialties - 5.8%
2,300,000	Koninklijke Philips N.V. (Netherlands) (b)	114,158,356
4,650,000	Smith & Nephew PLC (Britain) (b)	100,845,520
		215,003,876
	Pharmaceuticals: Major - 2.0%
200,000	Roche Holding AG (Switzerland) (b)	75,367,627
INDUSTRIAL SERVICES SECTOR - 2.1%
	Oilfield Services/Equipment - 2.1%
2,475,000	Schlumberger Ltd. (Curacao)	79,224,750
PROCESS INDUSTRIES SECTOR - 3.1%
	Chemicals: Specialty - 1.2%
898,000	NOF Corp. (Japan) (b)	46,819,482
	Industrial Specialties - 1.9%
570,000	Akzo Nobel N.V. (Netherlands) (b)	70,577,742
PRODUCER MANUFACTURING SECTOR - 8.4%
	Building Products - 1.2%
3,615,000	Sanwa Holdings Corp. (Japan) (b)	44,460,277
	Industrial Conglomerates - 5.3%
1,015,000	Jardine Matheson Holdings Ltd. (Bermuda) (b)	64,878,294
6,000,000	Smiths Group PLC (Britain) (b)	132,142,873
		197,021,167
	Trucks/Construction/Farm Machinery - 1.9%
4,250,000	CNH Industrial N.V. (Netherlands) (b)	70,497,464
RETAIL TRADE SECTOR - 9.8%
	Department Stores - 5.2%
24,450,000	B&M European Value Retail S.A. (Luxembourg) (b)	194,104,678
	Food Retail - 1.1%
1,151,000	Greggs PLC (Britain) (b)*	41,430,071
	Specialty Stores - 3.5%
17,000,000	CK Hutchison Holdings Ltd. (Cayman Islands) (b)	132,341,761
TECHNOLOGY SERVICES SECTOR - 1.5%
	Packaged Software - 1.5%
395,000	SAP SE (Germany) (b)	55,481,478
TRANSPORTATION SECTOR - 1.2%
	Air Freight/Couriers - 1.2%
370,000	Expeditors International of Washington Inc. (United States)	46,842,000
	Total common stocks (cost $2,519,930,412)	3,151,105,557

PREFERRED STOCKS - 10.6% (a)
CONSUMER DURABLES SECTOR - 1.4%
	Motor Vehicles - 1.4%
505,000	Hyundai Motor Co. (South Korea) (b)	51,570,884
CONSUMER NON-DURABLES SECTOR - 3.6%
	Household/Personal Care - 3.6%
825,000	Amorepacific Corp. (South Korea) (b)	64,530,520
105,000	LG Household & Health Care Ltd. (South Korea) (b)	71,323,201
		135,853,721
ELECTRONIC TECHNOLOGY SECTOR - 5.6%
	Telecommunications Equipment - 5.6%
3,175,000	Samsung Electronics Co. Ltd. (South Korea) (b)	207,803,992
	Total preferred stocks (cost $184,523,427)	395,228,597
	Total long-term investments (cost $2,704,453,839)	3,546,334,154

Principal Amount
SHORT-TERM INVESTMENTS - 4.3% (a)
	Bank Deposit Account - 4.3%
$ 159,073,151	U.S. Bank N.A., 0.006% ^ (c)	159,073,151
	Total short-term investments (cost $159,073,151)	159,073,151
	Total investments - 99.3% (cost $2,863,526,990)	3,705,407,305

	Other assets, less liabilities - 0.7% (a)	27,654,844
	TOTAL NET ASSETS - 100.0%	$3,733,062,149

*	Non-income producing security.
^	The rate shown is as of June 30, 2021.
(a)	Percentages for the various classifications relate to total net assets.
(b)
Security does not trade during New York Stock Exchange hours, provided that certain foreign exchanges may trade during a portion of the New York Stock Exchange hours, and has been valued in accordance with the Fund’s pricing procedures and has been classified as level 2. As of June 30, 2021 the aggregate value of these securities was $3,134,832,434.

(c)	$13,219 of this security is held as collateral for certain forward currency contracts.
PLC	Public Limited Company

FMI International Fund
SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2021 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
				June 30, 2021			June 30, 2021	Unrealized
Settlement		Currency to		of Currency to	Currency to		of Currency to	Appreciation
Date	Counterparty	be Delivered		be Delivered	be Received		be Received	(Depreciation)
7/16/2021	State Street Bank and Trust Co.	650,000,000	British Pound	$899,186,732	895,246,300	U.S. Dollar	$895,246,300	$(3,940,432)
7/16/2021	The Bank of New York Mellon	740,000,000	Euro	877,755,298	885,739,300	U.S. Dollar	885,739,300	7,984,002
7/16/2021	JPMorgan Chase Bank, N.A.	975,000,000	Hong Kong Dollar	125,578,902	125,544,832	U.S. Dollar	125,544,832	(34,070)
7/16/2021	The Bank of New York Mellon	33,000,000,000	Japanese Yen	297,082,125	302,807,855	U.S. Dollar	302,807,855	5,725,730
7/16/2021	State Street Bank and Trust Co.	90,000,000	Singapore Dollar	66,929,427	66,998,184	U.S. Dollar	66,998,184	68,757
7/16/2021	State Street Bank and Trust Co.	400,000,000,000	South Korea Won	355,156,271	357,692,170	U.S. Dollar	357,692,170	2,535,899
7/16/2021	JPMorgan Chase Bank, N.A.	175,000,000	Swiss Franc	189,220,674	189,997,036	U.S. Dollar	189,997,036	776,362
				$2,810,909,429			$2,824,025,677	$13,116,248

7/16/2021	JPMorgan Chase Bank, N.A.	32,744,908	U.S. Dollar	32,744,908	30,000,000	Swiss Franc	32,437,830	(307,078)
				$2,843,654,337			$2,856,463,507	$12,809,170

FMI International Fund

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2021, based on the inputs used to value them:
	Investments	Other Financial
Valuation Inputs	in Securities	Instruments^
Assets:
Level 1 - Common Stocks	$411,501,720	$ ---
Level 1 - Bank Deposit Account	159,073,151	---
Total Level 1	570,574,871	---
Level 2 - Common Stocks	2,739,603,837	---
Level 2 - Preferred Stocks	395,228,597	---
Level 2 - Forward Currency Contracts	---	17,090,750
Total Level 2	3,134,832,434	---
Level 3 -	---	---
Total Assets	3,705,407,305	---
Liabilities:
Level 2 - Forward Currency Contracts	---	(4,281,580)
Total	$3,705,407,305	$12,809,170

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models. These models may use pricing curves based on market inputs including current exchange rates or indices. These curves are combined with volatility factors to value the overall positions. The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. On a quarterly average, there were ten forward currency contracts with an average quarterly value of $2,753,980,514 outstanding during the nine month period ending June 30, 2021. These contracts are not subject to master netting agreements. For Non-Deliverable Forward Currency Contracts (“Contract”) the International Fund posts collateral, in the form of cash or cash equivalents to a segregated account at the custodian when the Contract is in an unrealized loss position. When the Contract is in an unrealized gain position, the counterparty posts collateral to a segregated account at the custodian.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement n currency and securities values and interst rates.